Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Operating Expense [Abstract]
Summary of Detailed Information of Other Operating Expense

	2023		2022

	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related

Policyholder claims and benefits	6,965	-	7,736	-

Onerous contract losses (and reversals)	1,081	-	1,250	-

Commissions	1,403	1,069	1,214	1,011

Handling and clearing fees	-	32	1	31

Right of use assets - interest expense	-	7	-	7

Employee expenses	604	1,107	637	1,059

Administration expenses	551	780	594	669

Deferred transaction expenses	-	(29)	-	(28)

Amortization of deferred expenses	-	21	-	28

Amortization of other intangibles	-	13	-	9

Total	10,604	3,000	11,433	2,786

Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	(956)	-	(903)	-

Amortization of insurance acquisition cash flows (see note 6/7)	558	-	545	-

Amortization of insurance acquisition cash flows PAA	19	-	22	-

Total other operating expenses	10,226	3,000	11,097	2,786

Summary of Employee Expenses

Employee expenses	2023	2022

Salaries	1,131	1,138

Post-employment benefit costs	125	117

Social security charges	107	101

Other personnel costs	294	292

Shares	54	48

Total	1,711	1,696

Included in employee expenses:

Defined contribution expenses	57	48

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The following overview contains the cumulative number of shares and their status in relation to active long term incentive plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on
arrangement.

Number of shares per plan year	2019	2020	2021	2022	2023	Total

Conditionally granted 1)	7,378,113	8,381,086	9,449,451	7,495,307	7,932,942	40,636,899

Allocated 2)	6,761,360	6,522,324	13,297,242	10,953,082	1,511,212	39,045,220

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.
Number of shares per plan year

	2019	2020	2021	2022	2023	Total

Unvested on January 1, 2022	6,796,979	6,997,435	11,825,532	-	-	25,619,946

Conditionally granted as variable compensation 1)	-	-	-	7,495,307	-	7,495,307

Allocated 2)	3,445	1,832	3,847,791	2,136,074	-	5,989,142

Forfeited	(103,121)	(262,567)	(1,050,197)	-	-	(1,415,885)

Vested	(2,899,400)	(327,134)	(835,534)	(183,739)	-	(4,245,807)

Unvested on December 31, 2022	3,797,903	6,409,566	13,787,592	9,447,642	-	33,442,703

Conditionally granted as variable compensation 1)	-	-	-	-	7,932,942	7,932,942

Allocated 2)	95,653	130,020	(16,864)	1,321,701	1,511,212	3,041,722

Forfeited	(142,634)	(232,905)	(437,677)	(182,796)	(49,968)	(1,045,980)

Vested	(3,750,922)	(2,645,290)	(747,687)	(663,161)	(31,033)	(7,838,093)

Unvested on December 31, 2023	-	3,661,391	12,585,364	9,923,386	9,363,153	35,533,294

Grant price (in EUR) 3)	4.162	4.083	3.293	4.491	4.833

Fair value of shares at grant date (in EUR) 4)	2.741 to 3.737	1.794 to 3.737	1.625 to 3.978	3.341 to 5.061	3.555 to 4.524

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.

2
Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 2,136,074 shares allocated during the calendar year 2022 in relation to the 2022 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 3,847,791 share correction during 2022 for the 2021 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2022 a correction of 3,455 shares was made in relation to the 2019 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2023 plan year, this is the VWAP for the period December 15, 2022 to January 15, 2023.

4
These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).